Cover Page	Jan. 02, 2020
Entity Information [Line Items]
Document Type	8-K/A
Document Period End Date	Jan. 02, 2020
Entity File Number	001-32336
Entity Registrant Name	DIGITAL REALTY TRUST, INC.
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	26-0081711
Entity Address, Address Line One	Four Embarcadero Center, Suite 3200
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94111
City Area Code	415
Local Phone Number	738-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001297996
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A amends and supplements our Current Report on Form 8-K filed on January 7, 2020 (the “January 8-K”) announcing the appointments of Alexis Black Bjorlin and VeraLinn Jamieson (together, the “Directors”) as independent directors to our Board of Directors on January 2, 2020 . The committee assignments for the Directors had not been determined as of the filing of the January 8-K.
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	DLR
Security Exchange Name	NYSE
Series C Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	Series C Cumulative Redeemable Perpetual Preferred Stock
Trading Symbol	DLR Pr C
Security Exchange Name	NYSE
Series G Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	Series G Cumulative Redeemable Preferred Stock
Trading Symbol	DLR Pr G
Security Exchange Name	NYSE
Series I Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	Series I Cumulative Redeemable Preferred Stock
Trading Symbol	DLR Pr I
Security Exchange Name	NYSE
Series J Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	Series J Cumulative Redeemable Preferred Stock
Trading Symbol	DLR Pr J
Security Exchange Name	NYSE
Series K Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	Series K Cumulative Redeemable Preferred Stock
Trading Symbol	DLR Pr K
Security Exchange Name	NYSE
Series L Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	Series L Cumulative Redeemable Preferred Stock
Trading Symbol	DLR Pr L
Security Exchange Name	NYSE